Fair Value Measurements and Other Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements

The fair value of our financial instruments, using the fair value hierarchy under U.S. GAAP detailed in “Fair Value Measurements,” of Note 2, “Summary of Significant Accounting Policies and Recently Issued Accounting Standards,” are included in the table below.

December 31, 2013	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents	$491.9	$—	$491.9	$—
Derivative financial instruments net liability:
Interest rate swaps	$1.0	$—	$1.0	$—
Foreign currency forward contracts	$40.0	$—	$40.0	$—

December 31, 2012	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents	$210.0	$—	$210.0	$—
Derivative financial instruments net liability:
Foreign currency forward contracts	$25.0	$—	$25.0	$—

Carrying Amounts and Estimated Fair Values of Debt

The table below shows the carrying amounts and estimated fair values of our total debt:

	December 31, 2013		December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
12% Senior Notes due February 2014	$150.3	$150.6	$153.4	$172.0
Term Loan A Facility due October 2016(1)	684.5	684.5	843.9	843.9
7.875% Senior Notes due June 2017	—	—	394.5	424.8
Term Loan B Facility due October 2018(1)	681.6	681.6	771.6	771.6
8.125% Senior Notes due September 2019	750.0	841.4	750.0	846.8
6.50% Senior Notes due December 2020	424.1	456.7	425.0	463.1
8.375% Senior Notes due September 2021	750.0	853.1	750.0	858.5
5.25% Senior Notes due April 2023	425.0	414.7	—	—
6.875% Senior Notes due July 2033	448.6	431.2	448.6	421.7
Other foreign loans	85.0	84.9	44.2	44.0
Other domestic loans	0.4	0.4	0.6	0.6

Total debt	$4,399.5	$4,599.1	$4,581.8	$4,847.0

(1)	Includes borrowings denominated in currencies other than U.S. dollars.